Share capital - Narrative (Details) $ in Millions		2 Months Ended	12 Months Ended
	Mar. 31, 2022 CAD ($) shares	Mar. 08, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($) vote shares	Dec. 31, 2022 CAD ($) shares	Nov. 02, 2023	Nov. 03, 2022
Disclosure of classes of share capital [line items]
Shares redeemed, value			$ 223	$ 255
Maximum
Disclosure of classes of share capital [line items]
Percentage of public float					10.00%	10.00%
Preferred shares
Disclosure of classes of share capital [line items]
Stated capital			$ 3,667	3,870
Special circumstance vote per share | vote			1
Share conversion ratio			1
Number of shares outstanding (in shares) | shares			146,950,567
Series R
Disclosure of classes of share capital [line items]
Stated capital			$ 194	200
Dividend rate reset term			5 years
Number of shares outstanding (in shares) | shares			7,764,800
Series T
Disclosure of classes of share capital [line items]
Stated capital			$ 132	146
Dividend rate reset term			5 years
Number of shares outstanding (in shares) | shares			5,301,633
Series Z
Disclosure of classes of share capital [line items]
Stated capital			$ 68	74
Dividend rate reset term			5 years
Number of shares outstanding (in shares) | shares			2,708,031
Series AA
Disclosure of classes of share capital [line items]
Stated capital			$ 293	312
Dividend rate reset term			5 years
Number of shares outstanding (in shares) | shares			11,482,631
Series AC
Disclosure of classes of share capital [line items]
Stated capital			$ 165	255
Dividend rate reset term			5 years
Number of shares outstanding (in shares) | shares			6,482,274
Series AF
Disclosure of classes of share capital [line items]
Stated capital			$ 227	237
Dividend rate reset term			5 years
Number of shares outstanding (in shares) | shares			9,076,087
Series AG
Disclosure of classes of share capital [line items]
Stated capital			$ 211	223
Dividend rate reset term			5 years
Number of shares outstanding (in shares) | shares			8,442,830
Series AI
Disclosure of classes of share capital [line items]
Stated capital			$ 231	237
Dividend rate reset term			5 years
Number of shares outstanding (in shares) | shares			9,246,640
Series AK
Disclosure of classes of share capital [line items]
Stated capital			$ 558	578
Dividend rate reset term			5 years
Number of shares outstanding (in shares) | shares			22,303,812
Series AM
Disclosure of classes of share capital [line items]
Stated capital			$ 233	239
Dividend rate reset term			5 years
Number of shares outstanding (in shares) | shares			10,183,378
Series AO
Disclosure of classes of share capital [line items]
Shares redeemed (in shares) | shares	4,600,000
Stated capital	$ 118		$ 0	0
Shares redeemed, value	$ 115
Dividend rate reset term			5 years
Number of shares outstanding (in shares) | shares			0
Series AQ
Disclosure of classes of share capital [line items]
Stated capital			$ 206	$ 225
Dividend rate reset term			5 years
Number of shares outstanding (in shares) | shares			8,303,614
Class B | Issued capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares) | shares			0	0
First Preferred Shares
Disclosure of classes of share capital [line items]
Shares redeemed (in shares) | shares			8,124,533	584,300
Stated capital			$ 203	$ 15
Shares redeemed, value			140	10
Reduction of issued capital			$ 63	$ 5
First Preferred Shares | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Shares redeemed (in shares) | shares		1,412,388
Stated capital		$ 36
Shares redeemed, value		25
Reduction of issued capital		$ 11